DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

Disposition of Online Gaming

On November 19, 2015, the Company reached a resolution to dispose of its Online Gaming which was subsequently sold in March 2016 for a gross consideration of
$17,500, of which $7,500 was related to the repayment of intercompany loans provided by the Company to its Online Gaming business. The disposal of the Online Gaming represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Online Gaming entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2015 were measured at the lower of their carrying amount or fair value less cost to sell.

From March 31, 2016, the Company no longer retained power of control over Online Gaming and accordingly deconsolidated the Online Gaming’s financial statement from the Company’s consolidated financial statements.

On March 31, 2016, the Company calculated a gain regarding such disposition as follows:

As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loans provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310

The condensed cash flow for the Online Gaming was as follows for the year ended December 31, 2016:

Year ended December 31,
2016

Net cash provided by operating activities	$11,171
Net cash provided by investing activities	$25

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the year ended December 31, 2016.

Year ended December 31,
2016

Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	$1,699
Cost of revenues	(871)
Selling, research and development, and general and administrative expenses	(485)
Impairment of intangible assets	-

Other income and expenses that are not major	150

Income from the operations of the discontinued operations, before income tax	493
Income tax expenses	(102)
Income from the operations of the discontinued operations, net of tax	391

Gain on deconsolidation of the subsidiaries, net of tax	8,310

Gain on disposal of equity method investment, net of tax	-

Gain from the discontinued operations, net of tax	$8,701

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Disposition of Renren SNS

In November 2018, the Company announced the proposed sale of its SNS Business which comprise of  www.renren.com and its social networking service business which includes the Company's SNS platform as well as its mobile live streaming to Beijing Infinities  for a combined consideration of US$
20
million in cash and
US$40
million in the form of Beijing Infinities shares to be issued to the Company. One of the minority shareholder of Beijing Infinities is a company controlled by the Company's chairman and chief executive officer, see note 20. In November 2018, the Company's Board of Directors approved the proposed transaction. The disposal was completed on December 29, 2018 and as a result, the Company deconsolidated its SNS Business on that date. The Company's SNS Business has historically been the core of the Company's business and includes the Company's SNS platform which allows users to upload content to the platform, its SNS user base as well as the related employees and processes. The Company concluded that the disposal of the SNS Business represented a strategic shift of the Company's operations where the Company will no longer focus on social networking but will rather focus on its used car business in China as well as its businesses outside of China. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Company's SNS Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

As of December 31, 2018, the $
20
million cash consideration remained outstanding and was recorded in amounts due from a related party. The Company collected $3 million in January 2019 and is expected to collect the remaining balance before June 30, 2019. Additionally, the shares receivable in the form of Beijing Infinities were not received as of December 31, 2018 and were recorded as non-current amount due from related party in the consolidated balance sheet as of December 31, 2018.

On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	-

Gain on deconsolidation of Renren SNS	$59,656

The carrying amounts of assets and liabilities recorded as discontinued operations in the consolidated balance sheet in connection with SNS as of December 31, 2017 were immaterial. The condensed cash flow from operating of Renren SNS Business were as follows for the years ended December 31, 2016, 2017 and 2018. The condensed cash flow from investing of Renren SNS Business were immaterial.

	Years ended December 31,
	2016	2017	2018
	Renren SNS	Renren SNS	Renren SNS

Net cash used in operating activities	(22,589)	(8,144)	(1,437)

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2016, 2017 and 2018.

	Years ended December 31,
	2016	2017	2018
	Renren SNS	Renren SNS	Renren SNS

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$10,956	$22,372	$19,679
Cost of revenues	(9,545)	(17,264)	(14,997)
Selling, research and development, and general and administrative expenses	(20,279)	(13,536)	(7,523)
Loss from the operations of the discontinued operations, before income tax	(18,868)	(8,428)	(2,841)
Income tax expenses	-	-	-
Loss from the operations of the discontinued operations, net of tax	(18,868)	(8,428)	(2,841)

Gain on deconsolidation of the subsidiaries, net of tax	-	-	59,656

(Loss) gain from the discontinued operations, net of tax	$(18,868)	$(8,428)	$56,815

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Disposition of OPI

On September 30, 2016, the Company announced a plan to spin off OPI that holds online talent show business ("Woxiu") and most of its investments in minority stakes in privately held companies. On December 22, 2016, the Company formed a special committee to review the terms of the proposed transaction. Subsequently, the Company revised the plan to substitute Beijing Zhenzhong Interactive Information Technology Co., Ltd ("Zhenzhong", a subsidiary of one of the Company's VIEs) for Woxiu. On April 30, 2018, the Company announced that OPI will offer newly issued ordinary shares of OPI in a private placement to those shareholders of Renren as of the Record Date who satisfy all three of the following criteria: (1) the shareholder is an “accredited investor,” as such term is defined under the U.S. Securities Act of 1933, as amended, (2) the shareholder is a “qualified purchaser,” as such term is defined under the U.S. Investment Company Act of 1940, as amended, and (3) the shareholder is not a resident of a jurisdiction where the offering would be illegal. Additionally, the Company also announced a cash dividend payable by Renren to all shareholders other than those shareholders who waive the cash dividend in connection with the private placement described above. The amount of the cash dividend was US$0.6125 per ordinary share of Renren. The cash dividend and the private placement are part of an integrated series of transactions designed to address concerns that Renren may be deemed to be an investment company within the meaning of the Investment Company Act. The spin off transaction was consummated on June 21, 2018 with an issuance of a total of 816,261,781 ordinary shares of OPI on June 21, 2018 to those eligible shareholders of Renren as of June 14, 2018 who validly waived the cash dividend in connection with the private placement. In addition, on June 21, 2018, US$133.7 million of cash dividends, with US$0.6125 per ordinary share of Renren, was paid to the Company's shareholders who were not accredited investors and elected to no longer remain investors of OPI subsequent to the private placement transaction. After the transaction, the Company no longer held any shares of OPI and OPI was deconsolidated from the Company's consolidated financial statements. Additionally, the Company concluded that the disposal of OPI represents a non-pro rata distribution of shares of OPI to selected shareholders combined with a cash dividend to the remaining shareholders. Accordingly, the Company has accounted the disposal at fair value.

On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	-

Gain on deconsolidation of OPI	$182,441

The following table summarizes the carrying amounts of the major classes of assets and liabilities recorded as discontinued operations in the consolidated balance sheet as of December 31, 2017. There was no discontinued operations on the balance sheet as of December 31, 2018 as the private placement was completed.

As of
December 31, 2017

Cash and cash equivalents	$3,396
Accounts and notes receivable, net	162
Amounts due from related parties	15,036
Prepaid expenses and other current assets	1,957
Current assets classified as discontinued operations	$20,551

Property and equipment, net	16
Long-term investment	530,624
Other non-current asset	23
Non-current assets classified as discontinued operations	$530,663

Accounts payable	951
Accrued expenses and other current payables	14,021
Amount due to related parties	10,687
Deferred revenue	56
Income tax payable	925
Long-term debt - current	52,604
Current liabilities classified as discontinued operations	$79,244
Other non-current liabilities	6,356
Non-current liabilities classified as discontinued operations	$6,356

The condensed cash flow of OPI were as follows for the years ended December 31, 2016, 2017 and 2018:

	Years ended December 31,
	2016	2017	2018
	OPI	OPI	OPI

Net cash provided by (used in) operating activities	52,060	7,532	(28,134)
Net cash (used in) provided by investing activities	(53,818)	(8,450)	12
Net cash provided by financing activities	-	-	60,000

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2016, 2017 and 2018.

	Years ended December 31,
	2016	2017	2018
	OPI	OPI	OPI

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$4,927	$5,106	$895
Cost of revenues	(1,645)	(3,820)	(834)
Selling, research and development, and general and administrative expenses	(3,451)	(3,046)	(1,394)
Other income (expense)	4,552	(1,424)	371
Interest expense	(5,245)	(5,822)	(3,142)
Realized loss on short-term investment	(43)	-	-
Impairment of long term investment	(100,823)	(113,073)	(2,180)
Loss from the operations of the discontinued operations, before income tax	(101,728)	(122,079)	(6,284)
Income tax expenses	-	-	-
(Loss) Gain of equity method investment	(10,343)	11,255	(9,674)
Loss from the operations of the discontinued operations, net of tax	(112,071)	(110,824)	(15,958)

Gain on deconsolidation of the subsidiaries, net of tax	-	-	182,441

(Loss) gain from the discontinued operations, net of tax	$(112,071)	$(110,824)	$166,483

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.